Investments - Schedule of Net Investment Gain (Details) - EBP 002 - Master Trust - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net appreciation in fair value	$ 276,778,700	$ 157,419,300
Dividend income	26,648,900	26,490,800
Interest income	14,057,800	12,341,400
Net investment income from the Master Trust	$ 317,485,400	$ 196,251,500